Investment Objectives and Goals	Sep. 17, 2024
Class F Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Managed Volatility Fund
Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed Managed Volatility Fund
Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed International Managed Volatility Fund
Class I Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Managed Volatility Fund
Class Y Prospectus | SIMT SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Managed Volatility Fund
Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed Managed Volatility Fund
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed International Managed Volatility Fund